INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets
Intangible assets are as follows:

	Externally acquired development costs	Development costs internally generated	Patents, concessions and licenses	Other intangible assets	Total
	(€ thousand)
Gross carrying amount at December 31, 2022	2,334,817	1,007,704	291,379	58,665	3,692,565
Additions	272,975	175,405	23,849	14,919	487,148
Divestitures	—	—	—	(2,564)	(2,564)
Reclassifications	—	5,558	3,399	(3,399)	5,558
Translation differences and other movements	—	(296)	(42)	167	(171)
Balance at December 31, 2023	2,607,792	1,188,371	318,585	67,788	4,182,536
Additions	306,559	169,908	26,453	3,954	506,874
Divestitures	(14,632)	(945)	(1,613)	(12)	(17,202)
Reclassifications	—	—	10,267	(9,684)	583
Translation differences and other movements	2,633	(2,632)	—	(15,000)	(14,999)
Balance at December 31, 2024	2,902,352	1,354,702	353,692	47,046	4,657,792

Accumulated amortization at December 31, 2022	1,510,124	567,930	258,995	48,128	2,385,177
Amortization	250,033	92,623	27,923	1,522	372,101
Divestitures	—	—	—		—
Reclassification	—	5,558	(4,283)	4,283	5,558
Translation differences and other movements	—	—	(7)	8	1
Balance at December 31, 2023	1,760,157	666,111	282,628	53,941	2,762,837
Amortization	237,414	93,367	34,695	1,663	367,139
Divestitures	(2,881)	—	—	—	(2,881)
Reclassification	—	—	31	—	31
Translation differences and other movements	—	(3)	—	(14,995)	(14,998)
Balance at December 31, 2024	1,994,690	759,475	317,354	40,609	3,112,128

Carrying amount at:
December 31, 2022	824,693	439,774	32,384	10,537	1,307,388
December 31, 2023	847,635	522,260	35,957	13,847	1,419,699
December 31, 2024	907,662	595,227	36,338	6,437	1,545,664